Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Provision for uncollectible premiums receivable	$ 5,000	$ 5,000
Rent expense	26,000	25,400	$ 23,200
IT and computer agreements and lease contracts	23,000
Charge for executive changes, pre-tax		34,000
Lease arrangements [abstract]
2018	17,195
2019	11,247
2020	9,277
2021	9,256
2022	8,895
2023-2029	38,947
Total future minimum rental payments	94,817
Total future sub-lease rental income through 2019	2,556
Strategic Investments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2018	109,000
2019	92,000
2020	63,000
2021	51,000
Total	315,000
Structured Letter Of Credit [Member]
Commitments and Contingencies Other Details [Line Items]
LOC obligations guaranteed as of balance sheet date	$ 67,000	$ 62,000
Line Of Credit Facility Term	10 years
Maturity date of facility	Dec. 29, 2020